N-2	Jun. 13, 2023
Cover [Abstract]
Entity Central Index Key	0001050377
Amendment Flag	false
Securities Act File Number	0-23827
Document Type	8-K
Entity Registrant Name	PC Connection, Inc.
Entity Address, Address Line One	730 Milford Road
Entity Address, City or Town	Merrimack
Entity Address, State or Province	NH
Entity Address, Postal Zip Code	03054
City Area Code	603
Local Phone Number	683-2000
Entity Emerging Growth Company	false